Business Combination - Number of Shares Common Shares Issued Business Combination (Details) - USD ($) $ / shares in Units, $ in Millions			3 Months Ended
	May 13, 2024	May 12, 2024	Jun. 30, 2024	May 14, 2024	Mar. 31, 2024	Mar. 31, 2023
Business Combination Segment Allocation [Line Items]
Additional shares issued (in shares)	448,127
Total shares issued in Business Combination and related transactions (in shares)	35,245,430
Shares issued to Lionsgate (in shares)	253,435,794
Total outstanding (in shares)	288,681,224
Common shares, shares issued (in shares)			288,700,000		253,400,000	253,400,000
Number of shares issued in transactions (in shares)		254,200
SEAC
Business Combination Segment Allocation [Line Items]
Number of shares issued (in shares)	7,027,873
Number of shares issued in transactions (in shares)		254,200
SEAC Sponsor Options
Business Combination Segment Allocation [Line Items]
Number of shares issued (in shares)	2,010,000
Common shares, shares issued (in shares)	2,200,000
PIPE Investors
Business Combination Segment Allocation [Line Items]
Number of shares issued (in shares)	25,759,430		16,218,402
Number of shares issued in transactions (in shares)	18,172,378
Number of shares excluded for reduction rights (in shares)			1,953,976
PIPE Investors | Offering One
Business Combination Segment Allocation [Line Items]
Number of shares issued in transactions (in shares)	14,141,559
Sale of stock, share price (in USD per share)				$ 9.63
PIPE Investors | Offering Two
Business Combination Segment Allocation [Line Items]
Number of shares issued in transactions (in shares)	11,617,871
Sale of stock, share price (in USD per share)	$ 10.165
Lions Gate Class A Voting Shares | SEAC
Business Combination Segment Allocation [Line Items]
Number of shares issued (in shares)			193,927
Total outstanding (in shares)					75,000,000
Shares repurchased during period (in shares)		67,972,127
Stock repurchased		$ 730.1
Shares repurchased during period, price per share (in USD per share)		$ 10.745
Class B Ordinary Share | SEAC
Business Combination Segment Allocation [Line Items]
Total outstanding (in shares)	2,010,000
Shares repurchased during period (in shares)	16,740,000